Deferred income tax (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liabilities
Adjustment on adoption of IFRS 9				$ 2,898
Adjustment on initial application of IAS 29				443,223
Translation differences and inflation adjustment			$ (4,423)	(596)	$ 1,003
Property, plant and equipment and Intangibles Assets
Deferred tax liabilities
Balances at January 1	$ 154,520		278,047	154,520
Adjustment on initial application of IAS 29				149,032
Adjusted balance at January 1, 2018	303,552
Increase/(Decrease) of deferred tax liabilities for the year			(48,671)	20,184
Translation differences and inflation adjustment			(6,652)	(45,689)
Balances at December 31		$ 154,520	222,724	278,047	154,520
Other liabilities
Deferred tax liabilities
Balances at January 1	79,453		29,627	79,453
Adjustment on adoption of IFRS 9				966
Adjustment on initial application of IAS 29				0
Adjusted balance at January 1, 2018	80,419
Increase/(Decrease) of deferred tax liabilities for the year			(224)	(23,801)
Translation differences and inflation adjustment			(1,277)	(26,991)
Balances at December 31		79,453	27,861	29,627	79,453
Deferred tax liabilities
Deferred tax liabilities
Balances at January 1	233,973		307,674	233,973
Adjustment on adoption of IFRS 9				966
Adjustment on initial application of IAS 29				149,032
Adjusted balance at January 1, 2018	383,971
Increase/(Decrease) of deferred tax liabilities for the year			(23,269)	(3,617)
Translation differences and inflation adjustment			(7,929)	(72,680)
Balances at December 31		233,973	276,476	307,674	233,973
Tax inflation adjustment
Deferred tax liabilities
Balances at January 1	$ 0		0	0
Adjustment on adoption of IFRS 9				0
Adjustment on initial application of IAS 29				0
Adjusted balance at January 1, 2018		0
Increase/(Decrease) of deferred tax liabilities for the year			25,626	0
Translation differences and inflation adjustment			0	0
Balances at December 31		$ 0	$ 25,626	$ 0	$ 0